INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss for tax purposes	$ 20,303,616	$ 18,837,510
Operating loss carryforwards limitations on use	carried forward over 20 years